CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 12,785	$ 2,006	¥ 10,196	¥ 11,212
Operating costs and expenses:
Hotel operating costs	11,282	1,770	9,729	7,190
Other operating costs	58	9	52	57
Selling and marketing expenses	641	101	597	426
General and administrative expenses	1,545	242	1,259	1,061
Pre-opening expenses	81	13	288	502
Total operating costs and expenses	13,607	2,135	11,925	9,236
Goodwill impairment loss | ¥	0		437	0
Other operating income, net	986	155	480	132
Income (loss) from operations	164	26	(1,686)	2,108
Interest income	89	14	119	160
Interest expense	405	64	533	315
Other income (expense), net	157	25	(89)	331
Unrealized gains (losses) from fair value changes of equity securities	(96)	(15)	(265)	316
Foreign exchange (loss) gain	(317)	(50)	175	(35)
Income (loss) before income taxes	(408)	(64)	(2,279)	2,565
Income tax expense (benefit)	12	2	(215)	640
Loss from equity method investments	(60)	(9)	(140)	(164)
Net income (loss)	(480)	(75)	(2,204)	1,761
Less: net loss attributable to noncontrolling interest	(15)	(2)	(12)	(8)
Net income (loss) attributable to Huazhu Group Limited	(465)	(73)	(2,192)	1,769
Other comprehensive income (loss)
Gain (loss) arising from defined benefit plan, net of tax of nil, a loss of RMB 13, and nil for 2019, 2020 and 2021, respectively	13	2	(27)
Foreign currency translation adjustments, net of tax of nil for 2019, 2020 and 2021, respectively	(99)	(16)	203	(7)
Comprehensive income (loss)	(566)	(89)	(2,028)	1,754
Less: comprehensive (loss) income attributable to the noncontrolling interest	(15)	(2)	(12)	(8)
Comprehensive income (loss) attributable to Huazhu Group Limited	¥ (551)	$ (87)	¥ (2,016)	¥ 1,762
Earnings (Losses) per share:
Basic | (per share)	¥ (0.15)	$ (0.02)	¥ (0.75)	¥ 0.62
Diluted | (per share)	¥ (0.15)	$ (0.02)	¥ (0.75)	¥ 0.59
Weighted average number of shares used in computation:
Basic (in shares)	3,114,124,244	3,114,124,244	2,927,398,409	2,843,051,378
Diluted (in shares)	3,114,124,244	3,114,124,244	2,927,398,409	3,043,098,899
Leased and owned hotels
Revenues:
Total revenues	¥ 8,118	$ 1,274	¥ 6,908	¥ 7,718
Franchise or manachise agreements
Revenues:
Total revenues	4,404	691	3,136	3,342
Other revenues
Revenues:
Total revenues	¥ 263	$ 41	¥ 152	¥ 152